Mineral Interests and Property, Plant and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Financing lease right of use asset		$ 106,959	$ 105,469
Total		2,415,081	1,905,373
Less: Accumulated depreciation		(865,611)	(725,764)
Property, plant and equipment, net	$ 1,595,347	1,549,470	1,179,609
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		77,351	74,631
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		19,939	18,372
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		73,543	38,223
Asset retirement obligation assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		62,301	60,898
Mine development and infrastructure costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		126,266	95,021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,435,650	1,087,635
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 513,072	$ 425,124